Gain on realization of marketable securities	12 Months Ended
Dec. 31, 2011
Gain on realization of marketable securities disclosure [Abstract]
Gain on realization of marketable securities
Note 34 – Gain on realization of marketable securities

On February 7, 2011, Ensco plc ("Ensco") (NYSE: ESV) and Pride International, Inc. ("Pride") (NYSE: PDE) jointly announced that they have entered into a definitive merger agreement under which Ensco will combine with Pride in a cash and stock transaction. On May 31, 2011, Ensco announced the completion of its acquisition of Pride International, after both companies received shareholder approvals. Under the terms of the merger agreement, Pride stockholders received 0.4778 newly-issued shares of Ensco plus $15.60 in cash for each share of Pride common stock.

The merger represents a realization of our previously held Pride positions. The accumulated other-comprehensive income effect related to our holding in Pride amounted to $416 million as of May 31, 2011. This amount has been released into the profit and loss statement upon our acceptance of the Ensco offer, and the gain is presented on a separate line item in our financial statements. The cash effect of this transaction was $141 million in 2011.